Long-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Long-term borrowings

14. Long-term borrowings

For the year ended December 31, 2021, the corporate borrowings represented a non-revolving term borrowing under a credit facility of US$3.0 million with an annual interest rate of 9.5% from a third party, Innoven Capital China Pte. Ltd. (the “Innoven Capital”). This corporate borrowings was unsecured and with maturity of two years. The Group drew down RMB19.1 million and repaid an aggregated principal amount of RMB7.3 million in 2021, and remaining payable as of December 31, 2021 has been fully paid in January 2022.